Common and Preferred Stock Reserved for Future Issuances:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Common And Preferred Stock Reserved For Future Issuances [Text Block]
Note 11 – Common and Preferred Stock Reserved for Future Issuances:

Common stock and preferred stock reserved for future issuances consisted of the following at September 30, 2014:

	Common Stock	Preferred Stock
	Reserved	Reserved
Common stock warrants outstanding	900,000	0
Preferred stock warrants outstanding	1,217,000	1,217,000
Common stock options outstanding	8,319,952	0
Conversion of Series A Preferred Stock	22,652,000	0
Total	33,088,952	1,217,000

Note 10 – Common and Preferred Stock Reserved for Future Issuances:

Common stock and preferred stock reserved for future issuances consisted of the following at December 31, 2013:

	Common Stock	Preferred Stock
	Reserved	Reserved
Common stock warrants outstanding	900,000
Preferred stock warrants outstanding	1,217,000	1,217,000
Common stock options outstanding	6,249,952	0
Conversion of Series A preferred stock	23,000,000	0
Total	31,366,952	1,217,000